Financial risk management, objectives and policies (Tables)	12 Months Ended
Dec. 31, 2018
Financial risk management, objectives and policies (Tables) [Abstract]
Maximum credit exposure
The carrying amount of financial assets represents the maximum credit exposure.  The maximum exposure to credit risk at the reporting dates was:

(Dollars in thousands)	2018	2017
Cash and cash equivalents	$94,944	$77,292
Accounts receivable and accrued revenues	60,196	42,212
Maximum credit exposure	$155,140	$119,504

Contractual maturities of financial liabilities
The following are contractual maturities of financial liabilities, including estimated interest payments on an undiscounted basis.  Swap payments are the net effect from paying fixed rate/ receive LIBOR.  The LIBOR interest spot rate at December 31, 2018 (and spot rate at December 31, 2017 for comparatives) is used as a basis for preparation.

(Dollars in thousands)
		2 to 5	More than
	1 year	years	5 years	Total
As of December 31, 2018
Interest bearing loans	$146,574	$723,031	$307,692	$1,177,298
Interest rate swaps	593	1,832	-	2,424
Total	$147,167	$724,863	$307,692	$1,179,722

As of December 31, 2017
Interest bearing loans	$91,232	$636,059	$130,148	$857,439
Interest rate swaps	550	-	-	550
Total	$91,782	$636,059	$130,148	$857,989